SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund

June 30, 2025 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 40.7%
Fannie Mae — 30.8%
$3,000,000	(TBA), 2.00%, 7/1/55	$2,374,134
50,000	Pool #AN0360, 3.95%, 12/1/45	41,671
2,142,021	Pool #AN0509, 2.72%, 3/1/26	2,112,910
2,865,566	Pool #AN2398, 2.52%, 7/1/28	2,741,792
5,110,000	Pool #AN2855, 2.22%, 9/1/26	4,982,977
86,456	Pool #AN7868, 3.06%, 12/1/27	84,412
9,113	Pool #BJ0657, 4.00%, 2/1/48	8,609
21,408	Pool #BJ2670, 4.00%, 4/1/48	20,223
42,330	Pool #BJ3178, 4.00%, 11/1/47	40,189
35,260	Pool #BJ5158, 4.00%, 4/1/48	33,308
40,425	Pool #BJ9439, 4.00%, 2/1/48	38,272
39,859	Pool #BJ9477, 4.00%, 4/1/48	37,736
45,362	Pool #BK7924, 4.00%, 11/1/48	42,946
3,040,110	Pool #BL4589, 2.45%, 10/1/29	2,848,013
20,586	Pool #BO1263, 3.50%, 6/1/49	18,890
390,985	Pool #BP3417, 2.50%, 5/1/51	326,320
143,271	Pool #BP8741, 2.50%, 6/1/50	120,068
191,460	Pool #BQ7523, 2.00%, 11/1/50	152,908
278,341	Pool #BQ7524, 2.50%, 10/1/50	234,303
1,375,900	Pool #BR2051, 2.50%, 6/1/51	1,148,340
300,000	Pool #BS0915, 1.62%, 3/1/31	254,596
3,500,000	Pool #BS1730, 1.53%, 4/1/28	3,264,299
1,575,000	Pool #BS9741, 5.16%, 10/1/28	1,619,780
2,500,000	Pool #BS9849, 4.97%, 11/1/28	2,558,954
6,973,564	Pool #BT1616, 2.00%, 4/1/51	5,567,205
1,417,417	Pool #BT8237, 4.00%, 6/1/52	1,322,009
3,500,000	Pool #BZ0523, 4.50%, 2/1/29	3,540,619
2,520,647	Pool #BZ0624, 4.87%, 3/1/29	2,576,027
3,019,000	Pool #BZ0636, 5.22%, 6/1/31	3,155,141
2,225,000	Pool #BZ1147, 4.78%, 6/1/29	2,270,740
2,470,000	Pool #BZ2120, 4.36%, 10/1/29	2,486,263
1,875,000	Pool #BZ2581, 4.81%, 12/1/29	1,917,115
1,610,000	Pool #BZ2936, 4.58%, 1/1/30	1,632,252
2,800,000	Pool #BZ3608, 4.66%, 4/1/30	2,847,666
1,322,000	Pool #BZ3654, 5.29%, 5/1/30	1,370,120
2,000,000	Pool #BZ3698, 4.66%, 2/1/30	2,023,790
1,534,000	Pool #BZ3699, 4.66%, 2/1/30	1,552,247
30,039	Pool #CA1066, 4.00%, 1/1/48	28,423
20,764	Pool #CA1068, 3.50%, 1/1/48	19,041
33,952	Pool #CA2595, 4.50%, 11/1/48	33,041
61,176	Pool #CA2912, 4.00%, 12/1/48	57,986
42,839	Pool #CA3132, 4.00%, 2/1/49	40,531
42,567	Pool #CA3174, 4.00%, 2/1/49	40,300
253,713	Pool #CA3451, 3.50%, 5/1/49	231,128
183,539	Pool #CA3456, 3.50%, 5/1/49	167,625

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$306,296	Pool #CA9048, 2.00%, 2/1/51	$244,301
955,722	Pool #CB0480, 2.50%, 5/1/51	797,655
353,848	Pool #CB0576, 2.50%, 5/1/51	296,605
1,357,371	Pool #CB2761, 3.00%, 2/1/52	1,180,783
2,097,736	Pool #CB3227, 3.50%, 3/1/52	1,892,884
2,500,780	Pool #CB3764, 4.00%, 6/1/52	2,332,450
1,816,669	Pool #CB3797, 4.00%, 6/1/52	1,694,387
2,068,993	Pool #CB4272, 4.50%, 7/1/52	1,984,878
1,826,257	Pool #CB4314, 4.50%, 8/1/52	1,752,010
1,804,915	Pool #CB4463, 4.50%, 8/1/52	1,731,396
1,796,773	Pool #CB4767, 5.00%, 9/1/52	1,770,497
2,140,639	Pool #CB4967, 5.50%, 10/1/52	2,153,461
1,370,408	Pool #CB5166, 6.00%, 11/1/52	1,399,181
436,875	Pool #CB5202, 6.50%, 11/1/52	452,973
872,894	Pool #CB5220, 6.50%, 12/1/52	904,526
1,341,108	Pool #CB6607, 5.50%, 7/1/53	1,343,003
1,862,539	Pool #CB6783, 5.00%, 7/1/53	1,831,205
1,991,646	Pool #CB6784, 5.50%, 7/1/53	2,004,374
1,954,642	Pool #CB6826, 5.50%, 7/1/53	1,965,377
1,903,090	Pool #CB7160, 6.50%, 9/1/53	1,965,502
2,059,473	Pool #CB9076, 5.50%, 8/1/54	2,069,261
		89,751,628
Freddie Mac — 7.4%
37,202	Pool #Q59453, 4.00%, 11/1/48	35,189
167,061	Pool #QB5731, 2.00%, 11/1/50	133,422
186,304	Pool #QB5732, 2.50%, 11/1/50	155,900
844,445	Pool #QC3844, 2.00%, 6/1/51	671,997
242,340	Pool #QC3845, 2.50%, 6/1/51	202,184
927,256	Pool #QC7895, 2.00%, 9/1/51	737,250
659,243	Pool #QE4428, 4.00%, 6/1/52	614,869
1,790,557	Pool #QE6510, 4.50%, 7/1/52	1,717,899
1,828,422	Pool #QG5944, 5.00%, 6/1/53	1,806,534
49,085	Pool #RA1713, 3.00%, 11/1/49	43,054
76,678	Pool #RA1714, 3.00%, 11/1/49	67,257
127,313	Pool #RA2256, 3.00%, 3/1/50	111,591
167,938	Pool #RA2340, 3.00%, 3/1/50	147,147
147,844	Pool #RA2395, 2.50%, 4/1/50	124,037
378,668	Pool #RA2575, 2.50%, 5/1/50	317,575
132,681	Pool #RA2727, 2.00%, 5/1/50	106,196
131,670	Pool #RA2728, 2.50%, 5/1/50	110,386
333,731	Pool #RA2740, 2.50%, 6/1/50	281,446
260,293	Pool #RA3680, 2.50%, 9/1/50	217,975
183,980	Pool #RA3751, 2.00%, 10/1/50	147,853
299,630	Pool #RA4503, 2.00%, 2/1/51	238,984
287,144	Pool #RA4927, 2.00%, 3/1/51	228,906
422,435	Pool #RA5020, 2.00%, 4/1/51	336,610
1,131,870	Pool #RA5195, 2.50%, 5/1/51	939,376

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$767,024	Pool #RA5197, 2.50%, 5/1/51	$640,404
442,993	Pool #RA5237, 2.50%, 5/1/51	369,864
1,334,946	Pool #RA5571, 2.50%, 7/1/51	1,113,332
199,261	Pool #RA5621, 2.50%, 8/1/51	166,182
674,834	Pool #RA5701, 2.00%, 8/1/51	536,553
182,199	Pool #RA5874, 2.50%, 9/1/51	151,839
2,228,716	Pool #RA6108, 3.50%, 3/1/52	2,011,245
1,782,067	Pool #RA6760, 3.00%, 2/1/52	1,550,228
1,899,680	Pool #RA7454, 4.00%, 6/1/52	1,771,517
1,624,577	Pool #RA7714, 4.50%, 7/1/52	1,558,654
43,509	Pool #V84506, 4.00%, 7/1/48	41,154
39,846	Pool #V84836, 4.00%, 11/1/48	37,692
58,752	Pool #V85365, 3.50%, 4/1/49	54,004
170,680	Pool #V85381, 3.50%, 4/1/49	156,244
1,969,304	Pool #WA4461, 4.72%, 1/1/30	2,006,955
31,148	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(a)	30,446
42,163	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(a)	41,363
125,449	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(a)	122,819
871,857	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(a)	844,314
35,776	Series KF57, Class A, (SOFR30A + 0.654%), 4.97%, 12/25/28(b)	35,824
294,694	Series Q014, Class A1, 1.56%, 1/25/36	247,168
		22,981,438
Ginnie Mae — 0.0%
52,378	Pool #AC3667, 1.66%, 8/15/26	49,797
20,678	Pool #BB3740, 4.00%, 11/15/47	19,618
54,417	Pool #BE3008, 4.00%, 4/20/48	51,495
28,059	Series 2018-2, Class AD, 2.40%, 3/16/59	24,548
17,555	Series 2018-26, Class AD, 2.50%, 3/16/52	16,537
		161,995
Small Business Administration — 2.3%
263,605	Pool #130612, 10.63%, 5/25/34	303,245
645,734	Pool #130613, 10.88%, 10/25/34(c)	749,724
159,640	Pool #130614, 10.61%, 3/25/35	181,687
139,654	Pool #530566, (Prime Index + 1.625%), 9.13%, 5/25/34(b)	152,130
525,789	Pool #530677, (Prime Index + 3.605%), 11.11%, 10/25/34(b)	605,709
251,467	Pool #530704, (Prime Index + 0.855%), 8.36%, 12/25/34(b)	272,379
459,214	Pool #530708, (Prime Index + 1.605%), 9.11%, 12/25/34(b)	505,611
470,482	Pool #530710, (Prime Index + 1.855%), 9.36%, 12/25/34(b)	520,836
257,554	Pool #530756, (Prime Index + 3.355%), 10.86%, 3/25/35(b)	296,976
810,742	Pool #530757, (Prime Index + 1.855%), 9.36%, 2/25/35(b)	898,327
695,377	Pool #530759, (Prime Index + 1.605%), 9.11%, 2/25/35(b)	766,332
472,018	Pool #530790, (Prime Index + 1.605%), 9.11%, 4/25/35(b)	520,561
185,569	Pool #530791, (Prime Index + 1.855%), 9.36%, 4/25/35(b)	205,783
		5,979,300

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
U.S. International Development Finance Corp. — 0.2%
$500,000	Series AA-1, 0.00%, 1/17/26(d)	$562,472

Total U.S. Government Agency Backed Mortgages		119,436,833
(Cost $124,435,965)
Corporate Bonds — 25.6%
Consumer, Non-cyclical — 17.5%
2,200,000	AbbVie, Inc., 4.80%, 3/15/29	2,243,043
3,500,000	Amgen, Inc., 5.25%, 3/2/33	3,584,622
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,711,771
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	438,564
2,650,000	Astrazeneca Finance LLC, 5.00%, 2/26/34	2,701,805
2,780,000	Becton Dickinson & Co., 5.08%, 6/7/29	2,841,563
2,500,000	Bristol-Myers Squibb Co., 4.90%, 2/22/29	2,559,808
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	929,085
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	56,632
3,100,000	Elevance Health, Inc., 5.15%, 6/15/29	3,191,184
1,700,000	Eli Lilly & Co., 4.75%, 2/12/30	1,743,551
1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	1,491,754
2,500,000	GlaxoSmithKline Capital, Inc., 3.88%, 5/15/28	2,488,821
2,114,000	Haleon US Capital LLC, 3.63%, 3/24/32	1,977,598
2,300,000	HCA, Inc., 5.00%, 3/1/28	2,333,050
1,861,000	HCA, Inc., 5.45%, 9/15/34	1,875,159
2,250,000	IQVIA, Inc., 6.25%, 2/1/29	2,351,168
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	337,108
1,300,000	Johnson & Johnson, 4.70%, 3/1/30	1,330,418
2,500,000	Kenvue, Inc., 5.00%, 3/22/30	2,576,618
1,200,000	Mary Free Bed Rehabilitation Hospital, Series 2021, 3.79%, 4/1/51	871,840
250,000	Medtronic, Inc., 4.38%, 3/15/35	241,842
2,500,000	Reckitt Benckiser Treasury Services Plc, 3.00%, 6/26/27(e)	2,445,844
1,940,000	Royalty Pharma Plc, 5.15%, 9/2/29	1,978,856
1,665,000	Solventum Corp., 5.45%, 2/25/27(e)	1,687,810
2,250,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	1,962,004
2,500,000	UnitedHealth Group, Inc., 4.90%, 4/15/31	2,539,933
		51,491,451
Financial — 4.1%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	328,946
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	244,548
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,466,403
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	227,078
1,400,000	HA Sustainable Infrastructure Capital, Inc., 6.15%, 1/15/31	1,416,270
2,100,000	Healthcare Realty Holdings LP, REIT, 2.40%, 3/15/30	1,875,030
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	585,966

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	$1,206,021
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,121,927
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,486,442
		11,958,631
Industrial — 1.5%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,435,463
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	965,158
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	931,525
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	62,720
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	43,226
		4,438,092
Utilities — 2.5%
3,150,000	American Water Capital Corp., 4.45%, 6/1/32	3,110,661
2,720,000	American Water Capital Corp., 5.25%, 3/1/35	2,755,827
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,318,228
		7,184,716

Total Corporate Bonds		75,072,890
(Cost $76,091,357)
Municipal Bonds — 15.1%
Alabama — 0.2%
730,000	Water Works Board of the City of Birmingham Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	597,718

Arizona — 0.3%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	714,301
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	223,985
		938,286
Arkansas — 0.00%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	96,989

California — 4.6%
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	232,958
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	728,141
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	813,167
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	365,225
100,000	City & County of San Francisco GO, 1.95%, 6/15/27	96,114

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	$96,596
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	344,544
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	659,174
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	253,217
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	99,343
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	199,766
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,490,464
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	149,531
150,000	Kern Community College District GO, 2.54%, 11/1/26	147,054
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	225,905
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	263,645
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	444,146
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	437,427
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	619,732
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	199,581
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	224,498
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	861,849
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	632,196
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	118,876
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	102,111
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	349,103
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	904,312
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	775,565
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	570,122
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	95,767
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	306,340
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	303,965
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	302,263
		13,412,697

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
Colorado — 0.8%
$1,950,000	Colorado Housing and Finance Authority Revenue, Series B, 4.60%, 12/1/27	$1,965,491
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	255,442
		2,220,933
Connecticut — 1.1%
325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	303,285
2,775,000	Connecticut Housing Finance Authority Revenue, Series B, 4.80%, 5/15/28, Callable 11/15/26 @ 100	2,792,567
		3,095,852
District of Columbia — 0.6%
155,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.15%, 9/1/25, (Credit Support: FHA)	154,124
350,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.20%, 3/1/26, (Credit Support: FHA)	342,610
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.50%, 3/1/27, (Credit Support: FHA)	186,430
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.60%, 9/1/27, (Credit Support: FHA)	184,523
200,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.70%, 3/1/28, (Credit Support: FHA)	187,297
135,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.75%, 9/1/28, (Credit Support: FHA)	124,981
140,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.95%, 9/1/29, (Credit Support: FHA)	127,026
590,000	District of Columbia Housing Finance Agency Revenue, Series A, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	516,933
		1,823,924
Florida — 0.6%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,843,432

Georgia — 0.2%
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	271,880
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	418,973
		690,853
Hawaii — 0.3%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	644,014
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	240,897
		884,911

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
Idaho — 0.1%
$500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	$342,071

Iowa — 0.00%
100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 7/31/25 @ 100	99,415

Maryland — 0.1%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	209,587

Massachusetts — 0.5%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	566,620
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	893,696
		1,460,316
Michigan — 0.7%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	662,020
1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	1,152,099
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	92,801
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	199,827
		2,106,747
Nebraska — 0.1%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	97,632
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 7/31/25 @ 100	247,559
		345,191
Nevada — 0.1%
250,000	City of Henderson GO, Series A, 2.23%, 6/1/28	237,678

New York — 0.3%
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	487,428
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	397,256
		884,684
Ohio — 0.00%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	129,704

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
Oklahoma — 0.5%
$715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	$682,410
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	700,024
		1,382,434
Oregon — 0.6%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	326,495
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	281,300
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	328,486
700,000	State of Oregon GO, Series B, 3.89%, 5/1/30	695,621
		1,631,902
Pennsylvania — 0.3%
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	182,636
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	754,415
		937,051
Rhode Island — 0.9%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,157,549
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	342,293
150,000	Rhode Island Infrastructure Bank Revenue, 2.70%, 10/1/28	143,309
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	918,761
		2,561,912
Tennessee — 0.1%
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	152,141

Texas — 1.1%
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	243,228
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	169,539
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	285,331
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	631,382
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	682,996
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	333,160
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	265,896
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	213,192
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	120,730
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	273,402
		3,218,856

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
Utah — 0.2%
$520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	$485,073

Vermont — 0.00%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	96,151

Washington — 0.8%
2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	2,462,577

Total Municipal Bonds		44,349,085
(Cost $48,592,540)
Asset Backed Securities — 11.3%
1,443,358	ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(e)	1,466,371
1,550,000	Dext ABS LLC, Series 2021-1, Class D, 2.81%, 3/15/29(e)	1,527,544
1,215,118	Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.22%, 5/17/27(e)	1,210,074
2,016,689	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28(e)	2,059,957
1,000,000	Lendbuzz Securitization Trust, Series 2024-1A, Class B, 6.58%, 9/15/29(e)	1,026,268
806,594	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29(e)	813,491
2,414,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29(e)	2,492,753
1,250,000	Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10%, 10/15/30(e)	1,254,047
1,850,000	Lendbuzz Securitization Trust, Series 2025-2A, Class A2, 5.18%, 5/15/30(e)	1,854,979
3,082,765	Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62(e)	3,038,147
860,362	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(e)	723,307
1,273,503	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(e)	999,239
787,667	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(e)	651,535
196,917	Sunnova Helios VII Issuer LLC, Series 2021-C, Class C, 2.63%, 10/20/48(e)	102,397
1,833,051	Sunnova Helios XI Issuer LLC, Series 2023-A, Class B, 5.60%, 5/20/50(e)	1,854,775
2,222,514	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 2/20/51(e)	1,682,387
3,601,314	Sunnova Sol IV Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(e)	2,464,948

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$320,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54(e)	$330,162
825,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, 6/25/54(e)	832,550
2,320,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29(e)	2,334,207
2,200,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(e)	2,260,315
597,666	Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(e)	598,327
1,500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(e)	1,523,935

Total Asset Backed Securities		33,101,715
(Cost $34,522,698)
U.S. Government Agency Obligations — 2.5%
Small Business Administration — 1.3%
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(a),(c)	1,414
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(a),(c)	1,088
108,364	Certificate of Originator’s Fee, 0.23%, 1/1/34(c)	502
179,309	Certificate of Originator’s Fee, 0.23%, 3/1/34(c)	831
164,250	Certificate of Originator’s Fee, 0.23%, 3/1/34(c)	762
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	869
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	869
135,000	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	626
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(a),(c)	2,256
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(c)	4,142
85,000	Certificate of Originator’s Fee, 0.48%, 4/1/34(c)	822
48,450	Certificate of Originator’s Fee, 0.48%, 4/1/34(c)	469
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(a),(c)	3,234
132,635	Certificate of Originator’s Fee, 0.73%, 2/28/34(c)	2,005
262,500	Certificate of Originator’s Fee, 0.73%, 3/26/34(c)	3,969
262,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(c)	3,969
187,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(c)	2,835
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(a),(c)	2,389
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(a),(c)	14,471
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(c)	5,306
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(c)	1,109
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(a),(c)	8,617
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(c)	8,184
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(c)	6,368
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(c)	3,290
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(a),(c)	24,907
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(a),(c)	11,578
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(a),(c)	36,312
212,509	Certificate of Originator’s Fee, 1.73%, 9/8/33(c)	7,615
197,638	Certificate of Originator’s Fee, 1.73%, 10/27/33(c)	7,082

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$149,272	Certificate of Originator’s Fee, 1.98%, 8/10/33(c)	$6,122
127,500	Certificate of Originator’s Fee, 1.98%, 11/16/33(c)	5,229
129,939	Certificate of Originator’s Fee, 1.98%, 12/12/33(c)	5,329
186,547	Certificate of Originator’s Fee, 1.98%, 12/18/33(c)	7,651
7,064	(Prime Index - 2.500%), 5.00%, 2/25/28(b)	7,034
66,093	(Prime Index - 2.500%), 5.00%, 4/25/44(b)	66,117
3,670	(TBA), 5.58%, 9/23/25(a),(c)	3,641
26,983	(Prime Index - 0.675%), 6.83%, 9/25/43(b)	27,958
108,326	(Prime Index - 0.675%), 6.83%, 11/25/45(b)	112,527
48,895	7.08%, 7/25/30	48,788
112,214	(Prime Index + 0.114%), 7.61%, 1/25/46(b)	118,484
161,921	(Prime Index + 0.325%), 7.83%, 6/25/31(b)	168,356
192,253	(Prime Index + 0.325%), 7.83%, 7/25/31(b)	199,903
215,392	(Prime Index + 0.325%), 7.83%, 2/25/32(b)	224,396
50,377	(Prime Index + 0.325%), 7.83%, 9/25/44(b)	53,240
778,657	(Prime Index + 0.325%), 7.83%, 8/25/46(b)	826,930
415,412	(Prime Index + 0.375%), 7.88%, 10/25/31(b)	433,078
427,605	(Prime Index + 0.375%), 7.88%, 8/25/46(b)	452,917
121,849	(Prime Index + 0.575%), 8.08%, 4/25/31(b)	126,624
20,023	(Prime Index + 0.586%), 8.09%, 3/25/43(b)	21,053
9,355	(Prime Index + 0.700%), 8.20%, 2/25/28(b)	9,541
316,794	(Prime Index + 0.825%), 8.33%, 9/25/31(b)	332,226
210,838	(Prime Index + 0.875%), 8.38%, 1/25/32(b)	221,747
12,496	(Prime Index + 0.999%), 8.50%, 11/25/28(b)	12,836
28,873	(Prime Index + 1.232%), 8.73%, 6/25/29(b)	30,013
16,782	9.08%, 9/25/29	17,157
32,956	(Prime Index + 1.575%), 9.08%, 7/25/30(b)	34,549
34,848	(Prime Index + 2.325%), 9.83%, 10/25/30(b)	37,004
54,361	(Prime Index + 2.325%), 9.83%, 1/25/31(b)	57,990
		3,836,330
U.S. International Development Finance Corp. — 1.2%
1,000,000	1.44%, 4/15/28	949,044
500,000	1.65%, 4/15/28	476,706
2,027,875	(US Treasury Bill Yield 3-Month + 0.000%), 4.50%, 7/7/40(b)	2,027,875
		3,453,625

Total U.S. Government Agency Obligations		7,289,955
(Cost $7,930,727)
Collateralized Mortgage Obligations — 1.4%
2,800,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (Term SOFR 1M + 2.090%), 6.40%, 1/17/39(b),(e)	2,787,697

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$1,550,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.95%, 2/15/42(b),(e)	$1,531,976

Total Collateralized Mortgage Obligations		4,319,673
(Cost $4,335,003)

Shares
Investment Company — 2.8%
8,149,670	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(f)	8,149,670

Total Investment Company		8,149,670
(Cost $8,149,670)

Total Investments		$291,719,821
(Cost $304,057,960) — 99.4%
Other assets in excess of liabilities — 0.6%		1,833,707
NET ASSETS — 100.0%		$293,553,528

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Financial futures contracts as of June 30, 2025:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	49	September 2025	$142,639	USD	$5,599,016	Citigroup Global Markets, Inc.
2 Year U.S. Treasury Note	191	September 2025	96,870	USD	39,732,477	Citigroup Global Markets, Inc.
30 Year U.S. Treasury Bond	142	September 2025	665,179	USD	16,396,563	Citigroup Global Markets, Inc.
30 Year U.S. Ultra Treasury Bond	154	September 2025	860,942	USD	18,345,250	Citigroup Global Markets, Inc.
5 Year U.S. Treasury Note	171	September 2025	231,953	USD	18,639,000	Citigroup Global Markets, Inc.
Total			$1,997,583

Abbreviations used are defined below:
AGM - Assured Guaranty Municipal Corp.
BAM - Bank of America
FHA - Insured by Federal Housing Administration
GO - General Obligations
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar